Consolidated principles and methods	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Consolidated principles and methods	Consolidated principles and methods
3.1 BASIS OF CONSOLIDATION

Consolidated entities

As of June 30, 2024, the consolidation scope has been reduced compared to that at December 31, 2023 as Nanobiotix S.A. has four wholly owned subsidiaries:
•Nanobiotix Corp., incorporated in the State of Delaware in September 2014 and located in the USA,
•Nanobiotix Germany GmbH, created in October 2017 and located in Germany,
•Nanobiotix Spain S.L.U., created in December 2017 and located in Spain,
•Curadigm SAS, created on July 3, 2019 and located in France, The company will be merged into Nanobiotix SA in the second half of fiscal year 2024 (see Note 23 subsequent event)
Curadigm Corp. which was a wholly-owned subsidiary of Curadigm S.A.S., incorporated in the State of Delaware on January 7, 2020 was liquidated May 22, 2024. As it was a dormant company with no employee, this dissolution has not any impact on the 2024 half-year consolidated financial statements.

Accordingly, the unaudited interim condensed consolidated financial statements as of June 30, 2024 include the operations of each of these subsidiaries, to the extent applicable, from the date of their incorporation.

Foreign currency transactions

The unaudited interim condensed consolidated financial statements are presented in thousands of euros, which is the reporting currency and the functional currency of the parent company, Nanobiotix S.A.

The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate for the statement of financial position, whereas items of the statement of operations, statement of comprehensive loss and statement of cash flow are converted at the average exchange rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period.

The dollar-to-euro exchange rate used in the unaudited interim condensed consolidated financial statements to convert the Group transactions denominated in US dollars were a closing of $1.0705 as of June 30, 2024 and an average of $1.0812 for the six-month period ended June 30, 2024 compared with $1.0866 and $1.0811 respectively, as of and for the six-month period ended June 30, 2023 (source: Banque de France).

The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

3.2. USE OF JUDGEMENT, ESTIMATES AND ASSUMPTIONS

The preparation of interim condensed consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change.

Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are share-based payments, deferred tax assets, clinical trials accruals, revenue recognition and the measurement of financial instruments (fair value and amortized costs).

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Executive and Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., to determine expected share volatility) (See Note 17 Share-based payments).

Deferred tax assets

Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary source of deferred tax assets are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow for sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax losses carry forwards in the statements of consolidated financial position.

Clinical trial accruals
Clinical trial expenses, although not yet billed in full, are estimated quarterly for each study and a provision is recognized accordingly. (See Note 13.1 Trade and other payables for information regarding the clinical trial accruals as of June 30, 2024 and December 31, 2023).

During the six-month period ended June 30, 2024, the Company identified the need to revise the methodology for estimating costs related to the 1100 clinical study. The new methodology definition is due to a significant increase in patients enrollment during the last quarter of 2023 and the first months of 2024, and it has been applied in the frame of Nanobiotix SA accounts as of June 30, 2024 to ensure reliance on sufficient observable data, further to the receipt of invoices from medical sites. Previously, clinical trial accruals were estimated on a clinical site basis, but they are now estimated on a per-patient basis as this appears to be more accurate. The impact of the change of estimates, measured on the basis of the data available as of June 30, 2024 between the new and the former methodology resulted in a €2.5 million decrease in clinical trial accruals for the 1100 study.

Revenue recognition

In order to determine the amount and timing of revenue under the contract with customers, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company, determining the standalone selling price of the performance obligations, the transaction price allocation and the timing of satisfaction of support services provided to customers.

Determining the distinctiveness of performance obligations — A promised good or service will need to be recognized separately in revenue if it is distinct as defined in IFRS 15. In determining whether the performance obligation is separate, the Company analyses if (i) the good or service is distinct in absolute terms, i.e. it can be useful to the customer, either on its own or in combination with resources that the customer can obtain separately; and if (ii) the good or service is distinct in the context of the contract, i.e. it can be identified separately from the other goods and services in the contract because there is not a high degree of interdependence or integration between this element and the other goods or services promised in the contract. If either of these two conditions is not met, the good or service is not distinct, and the Company must group it with other promised goods or services until it becomes a distinct group of goods or services.

Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. To determine the proper revenue recognition method, the Company evaluates whether the contract should be accounted for as more than one performance obligation. This evaluation requires significant judgment. Some of the Company’s contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract.

Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration and license agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch‑up basis.

Revenue recognized over time and input method — Some of the Company’s performance obligations are satisfied over time as work progresses, thus revenue is recognized over time, using an input measure of progress as it best depicts the transfer of control to the customers.

See Note 15 to the Company’s financial statements as of and for the year ended December 31, 2023 for additional detail regarding the Company’s accounting policies and specific judgments made with regard to revenue recognition, and for its additional sources of revenue and other income.

Measurement of financial assets and liabilities

At the renegotiation date in October 2022, the fair value measurement of the EIB loan required the Company to determine:
–the discount rate of the new liability executed in October 2022. The discount rate reflects the company’s credit risk at the Amendment Agreement date as well as a premium to reflect uncertainties associated with the timing and the amount of the royalties’ payment. The Company involved external financial instruments valuation specialists to support in determining the average discount rate;

–the amount of additional interest (“royalties”, as defined by the royalty agreement with EIB) that will be due according to the loan agreement during a royalty calculation period commencing upon commercialization. The royalties due during this period will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to annual sales turnover relating to NBTXR3 through specific Company’s license agreement. For the purpose of measuring the fair value of the EIB loan, the Company forecasts expected sales relating to NBTXR3 during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market. (see Notes 4.3 and 12 for details about this loan and the accounting treatment applied).

Subsequent to the estimate of the fair value of the EIB loan performed at the renegotiation date, the debt has been measured at amortized cost based on the revised best estimate of the future cash flows related to the debt at each closing date. Accordingly, the Company determines the amount of additional interest as described above. Any subsequent adjustment of flows indexed to turnover are discounted at the original effective interest rate and the adjustment is recognized in profit or loss under the “catch-up” method.